Income Tax - Schedule of Reconciliation Between Income Tax Provision (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Reconciliation Between Income Tax Provision [Abstract]
Income/(loss) before income tax	¥ (28,472,078)	$ (4,196,265)	¥ (129,609,137)	¥ 14,946,387
Expected taxation at PRC statutory tax rate	(7,118,019)		(32,402,284)	3,736,597
Non-deductible expenses	17,988		20,463	267
Non-deductible costs due to invoices not obtained	98,545		863,590
Effect of income tax rate differences in jurisdictions other than the PRC	6,057,455		30,070,407
Tax loss not recognized in prior year	(1,332,297)
Change in valuation allowance	2,549,677		2,669,961
Income tax expenses	¥ 273,349	$ 40,287	¥ 1,222,137	¥ 3,736,864